SHARE-BASED PAYMENTS - (Narrative) (Details) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Aug. 04, 2010	Sep. 01, 1999	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($) $ / shares	Dec. 31, 2013 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic value of options			$ 12,853	$ 44,401	$ 45,826
Weighted average grant-date fair value per share of options granted | $ / shares			$ 6.13	$ 6.13
Unrecognized Share based compensation				$ 2,920
Recognition period for cost related to options			1 year 3 months 29 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Suboptimal exercise factor			2.5
Dividend yield			6.67%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Suboptimal exercise factor			1.5
Dividend yield			6.45%
Stock Incentive Plan 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of Shares Issuable to Director and Employees	10.00%
Service Vesting condition for awards			4 years
Share Based Awards Contractual Life			10 years
Stock Plan 1999 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of Shares Issuable to Director and Employees		12.00%
Return Period of Awards in case of cessation of employment and violation of certain provisions			2 years
Percent of awards vest			10.00%
Percent of awards vest			20.00%
Percent of awards vest			40.00%
Percent of awards vest			30.00%
Contractual life of the special stock options			10 years
Stock Plan 1999 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Service Vesting condition for awards			4 years
Share based awards expiration period			15 years
Stock Plan 1999 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Service Vesting condition for awards			3 years
Share based awards expiration period			10 years